Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 746,974		$ 743,255
Allowance for loan losses	6,811		8,290	$ 8,133
Loan and acceptances, net of allowance	740,163		734,965
Financial assets at fair value through other comprehensive income	84,389		103,285
Customers' liability under acceptances	19,298		14,941
Allowance for loan losses	6,811		8,289
Business And Government And Residential Mortgage [Member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	13,000		13,000
Non-trading loans at fair value	3,000		4,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	0		1
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	677,851		667,066
Allowance for loan losses	2,311		2,544	2,841
Loan and acceptances, net of allowance	675,540		664,522
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66,311		72,800
Allowance for loan losses	3,782		4,902	4,070
Loan and acceptances, net of allowance	62,529		67,898
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,812		3,389
Allowance for loan losses	718		844	1,222
Loan and acceptances, net of allowance	2,094		2,545
Acquired Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	161		232
Allowance for loan losses	5		10
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	263,456		252,219
Allowance for loan losses	273	$ 245	302	312	$ 152	$ 110
Loan and acceptances, net of allowance	263,183		251,917
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	242,055		226,373
Allowance for loan losses	23	23	32	34	37	28
Loan and acceptances, net of allowance	242,032		226,341
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	20,637		24,873
Allowance for loan losses	190	166	205	207	56	26
Loan and acceptances, net of allowance	20,447		24,668
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	764		973
Allowance for loan losses	60	$ 56	65	71	$ 59	$ 56
Loan and acceptances, net of allowance	704		908
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	206,593		172,835
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	202,987		169,710
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,606		3,125
Residential mortgages [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	48,538		66,601
Residential mortgages [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	39,068		56,663
Residential mortgages [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,470		9,938
Residential mortgages [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,681		7,690
Residential mortgages [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,681		7,690
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,159		4,563
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,880		4,120
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	279		443
Residential mortgages [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	485		530
Residential mortgages [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	485		530
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	187,490		185,460
Allowance for loan losses	1,618		2,019	2,081
Loan and acceptances, net of allowance	185,872		183,441
Consumer instalment and other personal [member] | Canadian Government Insured [Member] | Real Estate Secured Personal Lending [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,000		12,000
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	172,305		168,321
Allowance for loan losses	522		567	745
Loan and acceptances, net of allowance	171,783		167,754
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,367		16,130
Allowance for loan losses	951		1,265	1,104
Loan and acceptances, net of allowance	13,416		14,865
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	818		1,009
Allowance for loan losses	145		187	232
Loan and acceptances, net of allowance	673		822
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91,819		78,377
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	90,500		77,178
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,319		1,199
Consumer instalment and other personal [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	63,320		60,709
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	62,128		59,349
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,192		1,360
Consumer instalment and other personal [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,108		31,725
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,568		28,094
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,540		3,631
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,823		14,278
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,109		3,700
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,316		9,940
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	398		638
Consumer instalment and other personal [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	420		371
Consumer instalment and other personal [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	420		371
Credit Card 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	30,692		32,334
Allowance for loan losses	1,893		2,554	2,530
Loan and acceptances, net of allowance	28,799		29,780
Credit Card 1 [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,273		24,867
Allowance for loan losses	658		624	844
Loan and acceptances, net of allowance	23,615		24,243
Credit Card 1 [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,210		7,162
Allowance for loan losses	1,079		1,726	1,353
Loan and acceptances, net of allowance	5,131		5,436
Credit Card 1 [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	209		305
Allowance for loan losses	156		204	$ 333
Loan and acceptances, net of allowance	53		101
Credit Card 1 [Member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,268		3,965
Credit Card 1 [Member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,245		3,916
Credit Card 1 [Member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23		49
Credit Card 1 [Member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,607		7,156
Credit Card 1 [Member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,556		7,027
Credit Card 1 [Member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	51		129
Credit Card 1 [Member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,229		11,235
Credit Card 1 [Member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,996		10,431
Credit Card 1 [Member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,233		804
Credit Card 1 [Member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,520		9,879
Credit Card 1 [Member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	476		3,493
Credit Card 1 [Member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,903		6,180
Credit Card 1 [Member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	141		206
Credit Card 1 [Member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	68		99
Credit Card 1 [Member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	68		99
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	265,336		273,242
Allowance for loan losses	3,027		3,415
Loan and acceptances, net of allowance	262,309		269,827
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	239,218		247,505
Allowance for loan losses	1,108		1,321
Loan and acceptances, net of allowance	238,110		246,184
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	25,097		24,635
Allowance for loan losses	1,562		1,706
Loan and acceptances, net of allowance	23,535		22,929
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,021		1,102
Allowance for loan losses	357		388
Loan and acceptances, net of allowance	664		714
Business and government [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	930		982
Business and government [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	930		982
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	115,976		120,356
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	115,577		120,106
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	399		250
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	135,932		138,327
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	123,524		126,509
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,408		11,818
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,498		13,577
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	117		890
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,290		12,567
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91		120
Business and government [member] | Non Investment Grade Or Lower Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,000		27,000
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	96		111
Business And Government And Residential Mortgage [Member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	83,000		86,000
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	2,000		3,000
Customers' liability under acceptances	19,000		15,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	600,964		603,775
Allowance for off-balance sheet credit instruments	899		1,087
Total off-balance sheet credit instruments, net of allowance	600,065		602,688
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	316,000		321,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	48,000		43,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	586,958		586,345
Allowance for off-balance sheet credit instruments	374		381
Total off-balance sheet credit instruments, net of allowance	586,584		585,964
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,921		17,286
Allowance for off-balance sheet credit instruments	515		672
Total off-balance sheet credit instruments, net of allowance	13,406		16,614
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	85		144
Allowance for off-balance sheet credit instruments	10		34
Total off-balance sheet credit instruments, net of allowance	75		110
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	220,153		200,950
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	219,943		200,226
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	210		724
Off-balance sheet credit risks [member] | Normal Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	79,672		79,572
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	79,239		78,448
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	433		1,124
Off-balance sheet credit risks [member] | Medium Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	15,451		36,631
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	15,010		35,187
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	441		1,444
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,084		5,029
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	947		2,004
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,137		3,025
Off-balance sheet credit risks [member] | Default [Member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	85		144
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	85		144
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	193,595		194,182
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	193,595		194,182
Off-balance sheet credit risks [member] | Non Investment Grade [Member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	84,585		82,833
Off-balance sheet credit risks [member] | Non Investment Grade [Member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	78,186		76,280
Off-balance sheet credit risks [member] | Non Investment Grade [Member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	6,399		6,553
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,339		4,434
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	38		18
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 5,301		$ 4,416